Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Payroll and welfare payable	$ 1,490	$ 1,494
VAT, and other taxes payable	180	84
Payables for office supply and utilities	58	89
Payables for purchase of property and equipment	47	48
Professional service fees	250	562
Payables for share purchase consideration (Note 9)	10,000	10,000
Payables for Samsung arbitration compensation (Note 18(c))		79
Advance from customers	2,327	2,947
Payable related to a lawsuit		410
Payable to a former subsidiary (Note 4(a))		2,700
Interest payable related to an equity financing (Note 18(b))	693	693
Others	250	332
Accrued expenses and other payables	$ 15,295	$ 19,438